Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF
Shareholder Report [Line Items]
Fund Name	IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF
Class Name	IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF
Trading Symbol	ISBG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF (the "Fund") for the period January 20, 2026 (commencement of operations) to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifyfunds.com/optionsbasedincome/isbg/. You can also request this information by contacting us at (855) 843-2534 or by writing to the IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 843-2534
Additional Information Website	www.quantifyfunds.com/optionsbasedincome/isbg/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF	$41*	1.29%**
*	The Fund commenced operations on January 20, 2026. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of $10,000 is an annualized figure.

Expenses Paid, Amount	$ 41	[1]
Expense Ratio, Percent	1.29%	[2]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on January 20, 2026. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 4,790,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 14,313
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
Fund Size (Thousands)	$4,790
Number of Holdings	6
Total Advisory Fee	$14,313
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2026)

Top Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 3.55%	25.9
SPDR Gold Shares, Expiration: 12/31/2026; Exercise Price: $400.01	20.6
iShares Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $40.01	18.0
iShares Bitcoin Trust ETF, Expiration: 6/5/2026; Exercise Price: $43.00	-2.8
SPDR Gold Shares, Expiration: 6/5/2026; Exercise Price: $417.00	-0.7
SPDR Gold Shares, Expiration: 6/5/2026; Exercise Price: $420.00	-0.5

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF
Shareholder Report [Line Items]
Fund Name	IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF
Class Name	IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF
Trading Symbol	ISSB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF (the "Fund") for the period January 20, 2026 (commencement of operations) to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifyfunds.com/optionsbasedincome/issb/. You can also request this information by contacting us at (855) 843-2534 or by writing to the IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 843-2534
Additional Information Website	www.quantifyfunds.com/optionsbasedincome/issb/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF	$45*	1.31%**
*	The Fund commenced operations on January 20, 2026. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of $10,000 is an annualized figure.

Expenses Paid, Amount	$ 45	[3]
Expense Ratio, Percent	1.31%	[4]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on January 20, 2026. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 2,164,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 5,677
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
Fund Size (Thousands)	$2,164
Number of Holdings	5
Total Advisory Fee	$5,677
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2026)

Top Holdings	(% of Total Net Assets)
State Street SPDR S&P 500 ETF Trust, Expiration: 1/15/2027; Exercise Price: $670.01	52.5
First American Government Obligations Fund - Class X, 3.55%	28.7
iShares Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $40.01	15.3
State Street SPDR S&P 500 ETF Trust, Expiration: 8/21/2026; Exercise Price: $735.00	-12.5
iShares Bitcoin Trust ETF, Expiration: 6/5/2026; Exercise Price: $43.00	-2.4

[1]	The Fund commenced operations on January 20, 2026. Expenses for a full reporting period would be higher than the figures shown.
[2]	Costs paid as a percentage of $10,000 is an annualized figure.
[3]	The Fund commenced operations on January 20, 2026. Expenses for a full reporting period would be higher than the figures shown.
[4]	Costs paid as a percentage of $10,000 is an annualized figure.